Investments	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Investments

 Note 15 | Investments

		Principal Place	Proportion of Ownership Interest
		of Business and	and Voting Rights Held (%)		Carrying Amount
Name	Principal Activity	Incorporation	2023	2022	2023	2022 ¹
Equity-accounted investees
Profertil	Nitrogen producer	Argentina	50	50	340	450
Canpotex	Marketing and logistics of potash	Canada	50	50	‐	‐
Other associates and joint ventures					142	149
Total equity-accounted investees					482	599
Investments at FVTOCI
Sinofert	Fertilizer supplier and distributor	China/Bermuda	22	22	180	190
Other					10	10
Total investments at FVTOCI					190	200
Investments at FVTPL
Other					45	44
Total investments at FVTPL					45	44
Investments at amortized cost
Other					19	‐
Total investments at amortized cost					19	‐
Total investments					736	843

1  Certain immaterial 2022 figures have been reclassified.

We continuously assess our ability to exercise significant influence or joint control over our investments. Our 22 percent ownership in Sinofert does not constitute significant influence as we do not have any representation on the board of directors of Sinofert. We elected to account for our investment in Sinofert as FVTOCI as it is held for strategic purposes.

Summarized Financial Information of Profertil [1]
For the years ended December 31	2023	2022
Sales	762	1,096
Depreciation and amortization	5	5
Interest expense	10	4
Interest income	170	136
Income tax expense	166	277
Net earnings and total comprehensive income	178	466
Proportionate share of Profertil earnings	89	233
Elimination of unrealized profit	1	‐
Total proportionate share of Profertil earnings	90	233
Dividends received from Profertil	199	57

As at December 31	2023	2022
Current assets [2]	355	835
Non-current assets	658	589
	1,013	1,424
Current liabilities [3]	143	297
Non-current liabilities [4]	186	221
	329	518
Net assets of Profertil	684	906
Proportionate share of net assets of Profertil	342	453
Elimination of unrealized profit	(2)	(3)
Carrying amount of interest in Profertil	340	450

1  Summarized financial information of Profertil, which represents the amounts included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies.

2  Includes cash and cash equivalents of $204 (2022 – $585).

3  Includes current financial liabilities (excluding trade and other payables and provisions) of $21 (2022 – $27).

4  Includes non-current financial liabilities (excluding trade and other payables and provisions) of nil (2022 – $23).

Future conditions related to Profertil may be affected by political, economic and social instability. We are exposed to foreign exchange risk related to fluctuations in the Argentine peso against the US dollar and currency controls, which may restrict our ability to repatriate dividends from Profertil.